Income Taxes	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Taxes

13. Income Taxes

For the year ended December 31, 2012 and 2013, the provision for income taxes was calculated as follows: The following table provides a reconciliation between income taxes computed at the federal statutory rate and the Company’s provision for income taxes:

	For the years ended December 31,
	2012	2013
Current:
Federal	$—	$—
State	800	800

Total	800	800

Deferred
Federal	—	—
State	—	—

Total	—	—

Provision for income tax	$800	$800

The following table provides a reconciliation between income taxes computed at the federal statutory rate and the Company’s provision for income taxes:

	For the years ended December 31,
	2012	2013
Income tax at statutory rate	$(4,167,967)	$(3,139,368)
State liability	(602,296)	(321,058)
Permanent items	3,164	6,932
Stock Compensation	19,298	171,003
Nondeductible Interest	521,531	395,089
Expiration of net operating losses	146,175	188,316
Other	80	(6,723)
Research and development credit	(215,502)	(103,500)
Valuation allowance	4,296,317	2,810,109

Provision for income tax	$800	$800

Deferred income taxes are provided for temporary differences in recognizing certain income and expense items for financial and tax reporting purposes. The deferred tax assets consisted primarily of the income tax benefits from net operating loss carryforwards, deferred rent, and research and development credits. Valuation allowances have been recorded to fully offset deferred tax assets at December 31, 2012 and 2013, as it is more likely than not that the assets will not be utilized.

At December 31, 2013, the Company has federal net operating loss carryforwards of approximately $111,673,000 expiring beginning in 2020 and California net operating loss carryforwards of approximately $97,656,000 expiring beginning in 2014. Additionally, at December 31, 2013, the Company has research and development credits of approximately $3,132,000 and $3,004,000 for federal and California purposes, respectively. The federal research and development tax credits will begin to expire in 2018. The California research and development tax credits do not expire.

For the years ended December 31, 2012 and 2013, the Company has evaluated the various tax positions reflected in their income tax returns for both federal and state jurisdictions, and all open tax years in these jurisdictions, to determine if the Company has any uncertain tax positions on the historical tax returns. The Company recognizes the impact of an uncertain tax position on an income tax return at the largest amount that the relevant taxing authority is more-likely-than not to sustain upon audit. The Company does not recognize uncertain income tax positions if they have less than 50 percent likelihood of being sustained. Based on this assessment, the Company believes there are no tax positions for which a liability for unrecognized tax benefits should be recorded as of December 31, 2012 or 2013. The Company is subject to taxation in the United States and California. The Company’s federal filings prior to 2010 and the Company’s California filings prior to 2009 are no longer subject to examination. The Company’s policy is to recognize interest and penalties related to income tax matters in income tax expense. Due to the existence of the valuation allowance, future changes in unrecognized tax benefits will not impact the Company’s effective tax rate. The Company is currently not under examination by any taxing authorities and does not believe its unrecognized tax benefits will significantly change in the next twelve months.

The tax effects of carryforwards that give rise to deferred tax assets consist of the following:

	For the years ended December 31,
	2012	2013
Net operating loss carryforward	$41,100,511	$43,666,636
Research and development credits	4,898,055	5,114,652
Accruals and other	688,089	742,045
Deferred rent	203,463	176,893

	46,890,118	49,700,226
Less valuation allowance	(46,890,118)	(49,700,226)

Net deferred tax assets	$—	$—

The Company has not completed a study to assess whether an ownership change has occurred or whether there have been multiple ownership changes since its formation, due to the complexity and cost associated with such a study, and the fact that there may be additional ownership changes in the future. Based on preliminary assessments, the Company believes that ownership changes occurred in 2010 and 2013. The Company estimates that if such a change did occur, the federal and state net operating loss carryforwards and research and development credits that can be utilized in the future will be significantly limited.

On September 13, 2013, the U.S. Treasury Department released final income tax regulations on the deduction and capitalization of expenditures related to tangible property. These final regulations apply to tax years beginning on or after January 1, 2014, and may be adopted in earlier years. The Company does not intend to early adopt the tax treatment of expenditures to improve tangible property and the capitalization of inherently facilitative costs to acquire tangible property as of January 1, 2013. The tangible property regulations will require the Company to make additional tax accounting method changes as of January 1, 2014; however, management does not anticipate the impact of these changes to be material to the Company’s consolidated financial position, its results of operations and its footnote disclosures.